FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Asset Management, Inc.
Address: 	5530 Wisconsin Avenue
         		Suite 1500
         		Chevy Chase, MD 20815

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Arthur A. Adler, Jr.
Title:    	President
Phone:    	301 656-2060
Signature, Place, and Date of Signing:

    Arthur A. Adler, Jr.             Chevy Chase, MD  January 23, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:   	103

Form 13F Information Table Value Total:   	$126,462



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Stock Fund                          256219106      624 7091.1624SH       SOLE                7091.1624
First Eagle Trust Fd of Amer C                  32007T102      249 12434.2340SH      SOLE               12434.2340
Longleaf Partnrs Small Cap Val                  543069207     2359 116034.6922SH     SOLE              116034.6922
Managers Special Equity Fund                    561717208     1256 22810.0910SH      SOLE               22810.0910
S&P's Depositary Receipts                       78462F103     3744 42432.0000SH      SOLE               42432.0000
TIAA-CRFF Social Equity Fund                    872447800      191 29498.5250SH      SOLE               29498.5250
Van Kampen Global Eq                            921133815      129 13337.6210SH      SOLE               13337.6210
Vanguard Equity Income Fd                       921921102      462 24696.0840SH      SOLE               24696.0840
Vanguard Index Trust 500                        922908108     1063 13097.9802SH      SOLE               13097.9802
Vanguard Intl Growth Fund                       921910204      419 34441.4194SH      SOLE               34441.4194
Vanguard Total Stock Mkt Fd                     922908306      240 11934.3780SH      SOLE               11934.3780
Vanguard/PRIMECAP Fund                          921936100      511 13209.5540SH      SOLE               13209.5540
Chevy Chase Svgs Bk 13% Pfd                     166784207      356    13200 SH       SOLE                    13200
3M Co                          COM              88579Y101      625     5069 SH       SOLE                     5069
AMEX Consum Staples Sel Index  COM              81369Y308     2309   115785 SH       SOLE                   115785
AMEX Energy Select Index SPDR  COM              81369Y506     2727   122115 SH       SOLE                   122115
AMEX Financial Select Index SP COM              81369Y605      641    29150 SH       SOLE                    29150
AMEX Tech Select Index SPDR    COM              81369Y803      988    66777 SH       SOLE                    66777
AOL Time Warner Inc            COM              00184A105     2451   187120 SH       SOLE                   187120
Abbott Labs                    COM              002824100      328     8200 SH       SOLE                     8200
American Express Co            COM              025816109     1949    55124 SH       SOLE                    55124
American International Group   COM              026874107      219     3793 SH       SOLE                     3793
Amerisourcebergen Corp         COM              03073E105     1465    26975 SH       SOLE                    26975
Anheuser Busch Cos Inc         COM              035229103     2248    46444 SH       SOLE                    46444
Archstone-Smith Trust          COM              039583109      353    15010 SH       SOLE                    15010
BB&T Corp                      COM              054937107      813    21967 SH       SOLE                    21967
BP Amoco PLC                   COM              055622104      690    16982 SH       SOLE                    16982
Bank of America Corp           COM              060505104     4400    63250 SH       SOLE                    63250
Beckman Coulter, Inc           COM              075811109     1193    40400 SH       SOLE                    40400
Berkshire Hathaway A           COM              084670108      437        6 SH       SOLE                        6
Berkshire Hathaway B           COM              084670207     3685     1521 SH       SOLE                     1521
Brinker Intl Inc               COM              109641100      860    26675 SH       SOLE                    26675
Carrollton Bancorp             COM              145282109      275    19952 SH       SOLE                    19952
Cisco Systems Inc              COM              17275R102      379    28940 SH       SOLE                    28940
Citigroup Inc                  COM              172967101     3146    89389 SH       SOLE                    89389
Clear Channel Communications   COM              184502102     5190   139183 SH       SOLE                   139183
Coca-Cola                      COM              191216100      779    17767 SH       SOLE                    17767
Colgate-Palmolive              COM              194162103      502     9566 SH       SOLE                     9566
Comcast Cl A Spl               COM              20030N200     1214    53726 SH       SOLE                    53726
Cosmetic Center Cl C           COM              221234305        0   113475 SH       SOLE                   113475
Diamonds Trust                 COM              252787106      283     3390 SH       SOLE                     3390
DuPont E I deNemours & Co      COM              263534109     1316    31048 SH       SOLE                    31048
Eli Lilly & Co                 COM              532457108      335     5276 SH       SOLE                     5276
Equity Residential Prop Tr     COM              29476L107     2311    94029 SH       SOLE                    94029
Exxon Mobil Corp               COM              30231G102     2037    58312 SH       SOLE                    58312
First Data Corporation         COM              319963104      356    10050 SH       SOLE                    10050
Freddie Mac                    COM              313400301      323     5473 SH       SOLE                     5473
Friedman, Billings, Ramsey Grp COM              358433100      397    42445 SH       SOLE                    42445
General Electric Co            COM              369604103     6652   273180 SH       SOLE                   273180
Gillette Co                    COM              375766102      423    13924 SH       SOLE                    13924
Glaxo Smithkline PLC ADR       COM              37733W105      234     6257 SH       SOLE                     6257
HCA Healthcare Co              COM              404119109      629    15150 SH       SOLE                    15150
HCR Manor Care Inc             COM              564055101      447    23998 SH       SOLE                    23998
Heilig Meyers Co               COM              422893107        1   537283 SH       SOLE                   537283
Home Depot Inc                 COM              437076102      834    34713 SH       SOLE                    34713
I B M Corporation              COM              459200101     4892    63118 SH       SOLE                    63118
Intel Corp                     COM              458140100      255    16400 SH       SOLE                    16400
J Hancock Regional Bk Fd Cl A  COM              409905106      222     6346 SH       SOLE                     6346
John Hancock Financial Svcs    COM              41014S106      268     9620 SH       SOLE                     9620
Johnson & Johnson              COM              478160104     2921    54383 SH       SOLE                    54383
Kimberly-Clark Corp            COM              494368103      332     7000 SH       SOLE                     7000
Kraft Foods Inc Cl A           COM              50075N104      891    22900 SH       SOLE                    22900
Lockheed Martin Corp           COM              539830109     1859    32183 SH       SOLE                    32183
ML Pharmaceutical Holders      COM              71712A206      378     5100 SH       SOLE                     5100
Marriott Intl Inc New Cl A     COM              571903202      562    17088 SH       SOLE                    17088
Mercantile Bankshares          COM              587405101      297     7700 SH       SOLE                     7700
Merck & Co                     COM              589331107     1828    32285 SH       SOLE                    32285
Merit Acquisition Corp         COM                               0    41666 SH       SOLE                    41666
Microsoft Corporation          COM              594918104     2730    52797 SH       SOLE                    52797
Mills Corp                     COM              601148109      590    20100 SH       SOLE                    20100
Motorola Inc                   COM              620076109      241    27910 SH       SOLE                    27910
North Track PSE Tech 100 Indx  COM              663038875     3000   221584 SH       SOLE                   221584
Northrop Grumman Corp          COM              666807102      774     7979 SH       SOLE                     7979
Oracle Systems                 COM              68389X105      463    42880 SH       SOLE                    42880
Oshkosh Truck Corp             COM              688239201     1912    31085 SH       SOLE                    31085
Pelican Financial Inc          COM              705808103      138    29134 SH       SOLE                    29134
Pfizer Inc                     COM              717081103     5714   186921 SH       SOLE                   186921
Polyair Tires Inc              COM              73168H107        0   142856 SH       SOLE                   142856
Probusiness Services Inc       COM              742674104      200    20000 SH       SOLE                    20000
Proctor & Gamble               COM              742718109     1069    12435 SH       SOLE                    12435
Riggs National Corp            COM              766570105      268    17331 SH       SOLE                    17331
Royal Bank Canada              COM              780087102     1081    29413 SH       SOLE                    29413
Royal Dutch Pete Co NY         COM              780257804      211     4800 SH       SOLE                     4800
Snap-On Inc                    COM              833034101     3199   113818 SH       SOLE                   113818
Southern Financial Bank Corp   COM              842870107      336    11175 SH       SOLE                    11175
St Paul Companies Inc          COM              792860108      361    10600 SH       SOLE                    10600
SunTrust Banks Inc             COM              867914103     1047    18390 SH       SOLE                    18390
Taro Pharmaceutical Indus      COM              M8737E108     1084    28825 SH       SOLE                    28825
Texas Instruments              COM              882508104      531    35364 SH       SOLE                    35364
The Goldman Sachs Group Inc    COM              38141G104     2054    30155 SH       SOLE                    30155
Tidalwave Holdings Inc         COM              886352103        0    10000 SH       SOLE                    10000
United Parcel Service          COM              911312106     1161    18400 SH       SOLE                    18400
Vanguard Special Energy Port   COM              921908109     1298    55945 SH       SOLE                    55945
Varian Medical Systems Inc     COM              92220P105      599    12070 SH       SOLE                    12070
Verizon Communications         COM              92343V104     1203    31051 SH       SOLE                    31051
Viacom Inc Cl B                COM              925524308     2577    63228 SH       SOLE                    63228
Wachovia Corp                  COM              929903102     1704    46760 SH       SOLE                    46760
Wal-Mart Stores Inc            COM              931142103     2082    41216 SH       SOLE                    41216
Walt Disney Co                 COM              254687106      498    30536 SH       SOLE                    30536
Wellpoint Health Networks      COM              94973H108     1357    19075 SH       SOLE                    19075
Wells Fargo & Co               COM              949746101     1669    35610 SH       SOLE                    35610
Wendy's International          COM              950590109      844    31175 SH       SOLE                    31175
Wyeth                          COM              983024100     1715    45855 SH       SOLE                    45855